long-term debt - TELUS Corporation commercial paper (Details) $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	$ 2,750		$ 2,250
Current portion of non-current borrowings	2,927		1,432
Long-term debt	20,852		20,288
TELUS Corporation commercial paper
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	1,900
Long-term debt	$ 1,900	$ 1,500	731	$ 574
Effective average interest rate	0.35%	0.35%
TELUS Corporation commercial paper | Maximum
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility		$ 1,500	1,400
TELUS Corporation credit facility
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	$ 2,750		$ 2,250
Current portion of non-current borrowings	$ 0